Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Instruments [Abstract]
Currency increase decrease percentage	5.00%
Increase or decrease of retained earning	$ 215	$ 18